MFA 2022-NQM2 Trust ABS-15G

Exhibit 99.24

Tape Discrepancies

Loan #1	Dummy ID	Redacted Loan ID	Loan #2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
xx	0OIJ4FH5WYT	56300		Property City	xx	xx			Updated as per final documents. Note, Final 1003	Initial
xx	GUHFSAO0DBI	60115		Borrower DTI Ratio Percent	28.158%	38.557%	-10.399%	-10.39900%	incorrect tape data	Initial
xx	GUHFSAO0DBI	60115		Disbursement Date	xx	xx	-2 (Days)		Updated as per document.	Initial
xx	2LLRMH3HVEV	56310		Borrower DTI Ratio Percent	38.139%	45.264%	-7.125%	-7.12500%	As per the income calculation the DTI should be 46.9% , however considering the initial interest only period (120 months) payment $3,575.	Initial
xx	2YXQ4KRO43J	56330		Borrower DTI Ratio Percent	19.272%	24.098%	-4.826%	-4.82600%	As per calculation the DTI is 24.09% and the P&I is 7236.61$	Initial
xx	2YXQ4KRO43J	56330		Loan Documentation Type	Full Documentation	Alternative			Updated as per documents.	Initial
xx	2X5CI3ALYOA	56322		Original Appraised Value	xx	xx	xx	3.23%	Updated as per appraisal report	Initial
xx	UHWFEGZ1NML	56324		Borrower DTI Ratio Percent	41%	35%	6.089%	6.09%	As per income calculation	Initial
xx	VYKDP0DDPO1	56332		Borrower DTI Ratio Percent	20.584%	34.352%	-13.768%	-13.76800%	As per note we should consider stated original P&I $7869.20. How ever in scienna ratio screen initial P&I 3858.75 considering for DTI calculation	Initial
xx	YEC3DISKUAK	58050		Property Address Street	xx	xx			Updated as per Final 1003.	Initial
xx	E0OE4CEYXJY	58055		Borrower DTI Ratio Percent	38%	48%	-9.454%	-9.45%	Borrower DTI ratio percent is 47.816%	Initial
xx	E0OE4CEYXJY	58055		Loan Documentation Type	Full Documentation	Alternative			Updated as per document.	Initial
xx	1STLGWQCBDP	60387		Original Appraised Value	xx	xx	xx	0.14768%	Update Asper Appraisal Report	Initial
xx	IKP34QOLN0G	60389		Original Appraised Value	xx	xx	xx	2.42424%	Updated as per document	Initial
xx	ZG0MO1UTKHN	60394		Borrower DTI Ratio Percent	44.622%	48.374%	-3.752%	-3.75200%	Loan is interset only period showing in final 1003 As per note there is showing fixed.P&I consider from as per note so DTI is not supported.	Initial
xx	ZG0MO1UTKHN	60394		Interest Only Period?	No	Yes			Updated As Per Note Document.	Initial
xx	ZG0MO1UTKHN	60394		Original Stated P&I	$2540.03	$2118.75	$421.28	19.88342%	Updated As Per Note Document.	Initial
xx	JYP210DIVPO	60397		Original Appraised Value	xx	xx	xx	1.09302%	Original Appraised Value as per the Appraisal is xx	Initial
xx	1JXRYAJY5H1	60135		Disbursement Date	xx	xx	-5 (Days)		Updated as per document.	Initial
xx	JAWWS320USN	60411		Loan Documentation Type	Full Documentation	Alternative			Borrower is a self-employee based on P&L statement.	Initial
xx	UHHE1GRIBUZ	56312		Borrower DTI Ratio Percent	43.426%	46.939%	-3.513%	-3.51300%	Updated as per document	Initial
xx	UHHE1GRIBUZ	56312		Original Appraised Value	xx	xx	xx	1.13207%	Updated as per Appraisal Document	Initial